AXP(R) Diversified
                                                                   Equity Income
                                                                            Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) magnifying glass

AXP Diversified Equity Income Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital.

Dual-purpose Stocks

Some of the most successful investments over the years have been stocks that reward investors in two ways -- through growth in the value of the share price as well as through payment of regular dividend income. AXP Diversified Equity Income Fund sets its sights on stocks that can provide this double-barreled benefit. The Fund takes advantage of opportunities across various industries, among different types of securities and in markets throughout the world to find investments that meet its combination growth-and-dividend requirements.

CONTENTS
From the Chairman                                   3
From the Portfolio Manager                          3
Fund Facts                                          5
The 10 Largest Holdings                             6
Financial Statements (Fund)                         7
Notes to Financial Statements (Fund)               10
Financial Statements (Portfolio)                   16
Notes to Financial Statements (Portfolio)          18
Investments in Securities                          21

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2 AXP DIVERSIFIED EQUITY INCOME FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Manager

The stock market experienced a steep decline during the past six months, as a weakening economy and declining corporate profits weighed on share prices. AXP Diversified Equity Income Fund fared much better than the market as a whole, as value stocks held up relatively well in the difficult environment. Still, the Fund's Class A shares lost 1.10% (excluding the sales charge) for the first half of the fiscal year -- October 2000 through March 2001.

Stocks were in a slump when the period began, as investors' confidence was shaken by reports of a slowdown in economic growth and weaker corporate profits. The negative environment continued throughout the fall, dragging down stock prices along the way before finally leveling off in late December.

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                                                     SEMIANNUAL REPORT -- 2001 3

SURPRISE RATE CUT
A belated Christmas present arrived in early January when the Federal Reserve surprised investors with a sharp reduction in short-term interest rates. The market responded in very positive fashion, rallying strongly for the first few weeks of the new year. But more negative economic and profit news soon resurfaced, forcing stocks to give up their recent gain and much more during February and March.

The bulk of the market's decline during the six months came at the expense of high-priced growth stocks, particularly in the technology area -- the exact opposite of the value stocks on which this Fund focuses. As investors grew increasingly concerned with the outlook for corporate profits, the better value stocks looked to them. This trend allowed value to hold up far better during the market's steepest sell-offs.

Also working in the Fund's favor was the addition of a number of small- and mid-capitalization value stocks to a portfolio that was previously composed almost entirely of large-capitalization stocks. (This restructuring began last November, when I became manager of the Fund.) Over the past six months, both small- and mid-cap value stocks outperformed their bigger brethren, enhancing the Fund's performance. On an industry basis, financial services was the largest area of investment, followed by basic materials/capital goods and consumer cyclicals. As for individual stocks, among the Fund's best performers were Lehman Brothers, Loews, Pacificare, McDermott, Alcoa and Ford.

Looking forward, value stocks, after being dramatically under-valued, are now more reasonably valued compared with growth stocks. However, given the several years of comparatively strong performance by growth stocks in the 1990s, I think time remains on value's side. In addition, positive fundamental business momentum among energy and consumer and industrial cyclical stocks could lay the groundwork for value to sustain its recent improved performance.

Warren E. Spitz

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4 AXP DIVERSIFIED EQUITY INCOME FUND

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                    $8.79
Sept. 30, 2000                                                    $8.96
Decrease                                                          $0.17

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                       $0.05
From long-term capital gains                                      $0.02
Total distributions                                               $0.07
Total return*                                                    -1.10%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                    $8.75
Sept. 30, 2000                                                    $8.94
Decrease                                                          $0.19

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                       $0.04
From long-term capital gains                                      $0.02
Total distributions                                               $0.06
Total return*                                                    -1.44%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                    $8.75
Sept. 30, 2000                                                    $8.94
Decrease                                                          $0.19

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                       $0.04
From long-term capital gains                                      $0.02
Total distributions                                               $0.06
Total return*                                                    -1.43%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                    $8.80
Sept. 30, 2000                                                    $8.96
Decrease                                                          $0.16

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                                       $0.05
From long-term capital gains                                      $0.02
Total distributions                                               $0.07
Total return*                                                    -0.97%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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                                                     SEMIANNUAL REPORT -- 2001 5

The 10 Largest Holdings

                                            Percent                Value
                                        (of net assets)   (as of March 31, 2001)

Loews                                         4.52%            $92,465,723
Lehman Brothers Holdings                      3.89              79,569,435
Philip Morris                                 2.12              43,416,750
Alcoa                                         2.05              41,881,750
Albertson's                                   1.90              38,820,400
Verizon Communications                        1.85              37,961,000
Chevron                                       1.82              37,315,000
Morgan Stanley, Dean Witter, Discover & Co    1.82              37,203,900
Aetna                                         1.82              37,177,200
AT&T                                          1.82              37,168,500

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 23.61% of net assets

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6 AXP DIVERSIFIED EQUITY INCOME FUND


Financial Statements

Statement of assets and liabilities
AXP Diversified Equity Income Fund
March 31, 2001 (Unaudited)

Assets
Investment in Equity Income Portfolio (Note 1)                                                       $2,047,356,320
                                                                                                     --------------

Liabilities
Accrued distribution fee                                                                                     24,296
Accrued service fee                                                                                              52
Accrued transfer agency fee                                                                                   8,481
Accrued administrative services fee                                                                           1,862
Other accrued expenses                                                                                      121,507
                                                                                                            -------
Total liabilities                                                                                           156,198
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $2,047,200,122
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    2,332,008
Additional paid-in capital                                                                            1,905,567,197
Undistributed net investment income                                                                          15,239
Accumulated net realized gain (loss) (Note 5)                                                            92,058,658
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    47,227,020
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                             $2,047,200,122
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $1,504,760,063
                                                            Class B                                  $  521,575,058
                                                            Class C                                  $    1,812,447
                                                            Class Y                                  $   19,052,554
Net asset value per share of outstanding capital stock:     Class A shares        171,211,051        $         8.79
                                                            Class B shares         59,617,802        $         8.75
                                                            Class C shares            207,127        $         8.75
                                                            Class Y shares          2,164,840        $         8.80
                                                                                    ---------        --------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 7



Statement of operations
AXP Diversified Equity Income Fund
Six months ended March 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                             $  21,481,503
Interest                                                                                                  1,240,960
   Less foreign taxes withheld                                                                               (1,619)
                                                                                                             ------
Total income                                                                                             22,720,844
                                                                                                         ----------
Expenses (Note 2):
Expenses allocated from Equity Income Portfolio                                                           4,910,894
Distribution fee
   Class A                                                                                                1,928,127
   Class B                                                                                                2,610,891
   Class C                                                                                                    4,276
Transfer agency fee                                                                                       1,370,510
Incremental transfer agency fee
   Class A                                                                                                  109,654
   Class B                                                                                                   71,142
   Class C                                                                                                      115
Service fee -- Class Y                                                                                       10,185
Administrative services fees and expenses                                                                   352,204
Compensation of board members                                                                                 4,200
Printing and postage                                                                                        217,346
Registration fees                                                                                            34,311
Audit fees                                                                                                    4,125
Other                                                                                                         5,825
                                                                                                              -----
Total expenses                                                                                           11,633,805
   Earnings credits on cash balances (Note 2)                                                               (94,865)
                                                                                                            -------
Total net expenses                                                                                       11,538,940
                                                                                                         ----------
Investment income (loss) -- net                                                                          11,181,904
                                                                                                         ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                                                155,558,750
   Foreign currency transactions                                                                              2,203
                                                                                                              -----
Net realized gain (loss) on investments                                                                 155,560,953
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                  (193,876,247)
                                                                                                       ------------
Net gain (loss) on investments and foreign currencies                                                   (38,315,294)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                       $ (27,133,390)
                                                                                                      =============

See accompanying notes to financial statements.

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8 AXP DIVERSIFIED EQUITY INCOME FUND



Statements of changes in net assets
AXP Diversified Equity Income Fund
                                                                              March 31, 2001         Sept. 30, 2000
                                                                             Six months ended          Year ended
                                                                                (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                $   11,181,904        $   31,015,713
Net realized gain (loss) on investments                                           155,560,953           (40,603,344)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            (193,876,247)          140,001,216
                                                                                 ------------           -----------
Net increase (decrease) in net assets resulting from operations                   (27,133,390)          130,413,585
                                                                                  -----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                       (9,300,172)          (26,586,405)
     Class B                                                                       (2,591,511)           (5,333,786)
     Class C                                                                           (4,516)                 (608)
     Class Y                                                                         (128,577)             (324,470)
   Net realized gain
     Class A                                                                       (2,766,436)         (172,754,684)
     Class B                                                                         (935,116)          (56,896,604)
     Class C                                                                           (1,288)                   --
     Class Y                                                                          (37,043)           (1,851,504)
                                                                                      -------            ----------
Total distributions                                                               (15,764,659)         (263,748,061)
                                                                                  -----------          ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 6)                                                  79,941,285           165,831,958
   Class B shares                                                                  45,267,548           109,856,381
   Class C shares                                                                   1,456,241               412,956
   Class Y shares                                                                   3,284,597             7,112,303
Reinvestment of distributions at net asset value
   Class A shares                                                                  11,529,609           190,841,061
   Class B shares                                                                   3,445,991            61,296,823
   Class C shares                                                                       5,801                   607
   Class Y shares                                                                     165,620             2,180,423
Payments for redemptions
   Class A shares                                                                (187,724,678)         (611,609,777)
   Class B shares (Note 2)                                                        (62,430,272)         (222,295,159)
   Class C shares (Note 2)                                                            (26,282)               (1,755)
   Class Y shares                                                                  (5,030,356)           (8,509,029)
                                                                                   ----------            ----------
Increase (decrease) in net assets from capital share transactions                (110,114,896)         (304,883,208)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                          (153,012,945)         (438,217,684)
Net assets at beginning of period                                               2,200,213,067         2,638,430,751
                                                                                -------------         -------------
Net assets at end of period                                                    $2,047,200,122        $2,200,213,067
                                                                               ==============        ==============
Undistributed net investment income                                            $       15,239        $      858,111
                                                                               --------------        --------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 9


Notes to Financial Statements
AXP Diversified Equity Income Fund

(Unaudited as to March 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 227 shares of capital stock at $8.80 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Equity Income Portfolio
The Fund invests all of its assets in Equity Income Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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10 AXP DIVERSIFIED EQUITY INCOME FUND

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $917,179 for Class A, $262,286 for Class B and $61 for Class C for the six months ended March 31, 2001.

During the six months ended March 31, 2001, the Fund's transfer agency fees were reduced by $94,865 as a result of earnings credits from overnight cash balances.

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                                                    SEMIANNUAL REPORT -- 2001 11

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                      Six months ended March 31, 2001
                              Class A       Class B     Class C         Class Y
Sold                         8,996,157     5,096,624    162,814         363,899
Issued for reinvested
  distributions              1,343,595       403,117        673          19,275
Redeemed                   (21,231,894)   (7,089,542)    (2,952)       (559,130)
                           -----------    ----------     ------        --------
Net increase (decrease)    (10,892,142)   (1,589,801)   160,535        (175,956)
                           -----------    ----------    -------        --------

                                         Year ended Sept. 30, 2000
                              Class A       Class B     Class C*        Class Y
Sold                        18,375,179    12,132,790     46,719         788,435
Issued for reinvested
  distributions             21,355,118     6,859,953         70         244,160
Redeemed                   (68,769,403)  (25,069,656)      (197)       (952,400)
                           -----------   -----------       ----        --------
Net increase (decrease)    (29,039,106)   (6,076,913)    46,592          80,195
                           -----------    ----------     ------          ------

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2001.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund had a capital loss carry-over of $62,486,106 as of Sept. 30, 2000, that will expire in 2009 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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12 AXP DIVERSIFIED EQUITY INCOME FUND

6. FUND MERGER
As of the close of business on July 14, 2000, AXP Diversified Equity Income Fund acquired the assets and assumed the identified liabilities of Strategist Equity Income Fund.

The aggregate net assets of AXP Diversified Equity Income Fund immediately before the acquisition were $2,373,969,866.

The merger was accomplished by a tax-free exchange of 103,755 shares of Strategist Equity Income Fund valued at $1,031,198.

In exchange for the Strategist Equity Income Fund shares and net assets, AXP Diversified Equity Income Fund issued the following number of shares:

                                                          Shares      Net assets
Class A                                                  114,719      $1,031,198

Strategist Equity Income Fund's net assets at that date consisted of capital stock of $940,189 and unrealized appreciation of $91,009.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

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                                                    SEMIANNUAL REPORT -- 2001 13


8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                     2001(b)       2000         1999         1998         1997

Net asset value, beginning of period                              $8.96        $9.40       $ 8.96       $10.39       $ 8.96

Income from investment operations:

Net investment income (loss)                                        .05          .13          .14          .23          .34

Net gains (losses) (both realized and unrealized)                  (.15)         .39         1.37         (.43)        2.04

Total from investment operations                                   (.10)         .52         1.51         (.20)        2.38

Less distributions:

Dividends from net investment income                               (.05)        (.13)        (.13)        (.23)        (.33)

Distributions from realized gains                                  (.02)        (.83)        (.94)       (1.00)        (.62)

Total distributions                                                (.07)        (.96)       (1.07)       (1.23)        (.95)

Net asset value, end of period                                    $8.79        $8.96       $ 9.40       $ 8.96       $10.39

Ratios/supplemental data

Net assets, end of period (in millions)                          $1,505       $1,631       $1,985       $1,828       $1,789

Ratio of expenses to average daily net assets(c)                   .92%(d)      .93%         .89%         .86%         .88%

Ratio of net investment income (loss)
   to average daily net assets                                    1.26%(d)     1.43%        1.41%        2.27%        3.62%

Portfolio turnover rate (excluding short-term securities)           76%          52%          84%          97%          81%

Total return(e)                                                  (1.10%)       5.66%       17.18%       (2.17%)      28.11%


Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                     2001(b)       2000         1999         1998         1997

Net asset value, beginning of period                              $8.94        $9.40       $ 8.96       $10.39       $ 8.96

Income from investment operations:

Net investment income (loss)                                        .04          .08          .06          .15          .27

Net gains (losses) (both realized and unrealized)                  (.17)         .37         1.38         (.42)        2.04

Total from investment operations                                   (.13)         .45         1.44         (.27)        2.31

Less distributions:

Dividends from net investment income                               (.04)        (.08)        (.06)        (.16)        (.26)

Distributions from realized gains                                  (.02)        (.83)        (.94)       (1.00)        (.62)

Total distributions                                                (.06)        (.91)       (1.00)       (1.16)        (.88)

Net asset value, end of period                                    $8.75        $8.94       $ 9.40       $ 8.96       $10.39

Ratios/supplemental data

Net assets, end of period (in millions)                            $522         $547         $633         $505         $350

Ratio of expenses to average daily net assets(c)                  1.69%(d)     1.69%        1.66%        1.62%        1.65%

Ratio of net investment income (loss)
   to average daily net assets                                     .50%(d)      .67%         .63%        1.48%        2.97%

Portfolio turnover rate (excluding short-term securities)           76%          52%          84%          97%          81%

Total return(e)                                                  (1.44%)       4.85%       16.30%       (2.91%)      27.16%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
14 AXP DIVERSIFIED EQUITY INCOME FUND



Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                    2001(b)      2000(c)

Net asset value, beginning of period                              $8.94        $8.66

Income from investment operations:

Net investment income (loss)                                        .04          .02

Net gains (losses) (both realized and unrealized)                  (.17)         .28

Total from investment operations                                   (.13)         .30

Less distributions:

Dividends from net investment income                               (.04)        (.02)

Distributions from realized gains                                  (.02)          --

Total distributions                                                (.06)        (.02)

Net asset value, end of period                                    $8.75        $8.94

Ratios/supplemental data

Net assets, end of period (in millions)                              $2          $--

Ratio of expenses to average daily net assets(d)                  1.69%(e)     1.69%(e)

Ratio of net investment income (loss)
   to average daily net assets                                     .55%(e)      .45%(e)

Portfolio turnover rate (excluding short-term securities)           76%          52%

Total return(f)                                                  (1.43%)       3.47%


Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                     2001(b)       2000         1999         1998         1997

Net asset value, beginning of period                              $8.96        $9.40       $ 8.96       $10.40       $ 8.96

Income from investment operations:

Net investment income (loss)                                        .05          .14          .15          .24          .35

Net gains (losses) (both realized and unrealized)                  (.14)         .39         1.37         (.44)        2.05

Total from investment operations                                   (.09)         .53         1.52         (.20)        2.40

Less distributions:

Dividends from net investment income                               (.05)        (.14)        (.14)        (.24)        (.34)

Distributions from realized gains                                  (.02)        (.83)        (.94)       (1.00)        (.62)

Total distributions                                                (.07)        (.97)       (1.08)       (1.24)        (.96)

Net asset value, end of period                                    $8.80        $8.96       $ 9.40       $ 8.96       $10.40

Ratios/supplemental data

Net assets, end of period (in millions)                             $19          $21          $21          $76          $79

Ratio of expenses to average daily net assets(d)                   .76%(e)      .76%         .78%         .78%         .76%

Ratio of net investment income (loss)
   to average daily net assets                                    1.44%(e)     1.58%        1.58%        2.34%        3.85%

Portfolio turnover rate (excluding short-term securities)           76%          52%          84%          97%          81%

Total return(f)                                                   (.97%)       5.79%       17.30%       (2.11%)      28.29%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 15



Financial Statements

Statement of assets and liabilities
Equity Income Portfolio

March 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $2,002,504,087)                                                                  $2,049,733,424
Cash in bank on demand deposit                                                                               57,963
Dividends and accrued interest receivable                                                                 3,198,378
                                                                                                          ---------
Total assets                                                                                          2,052,989,765
                                                                                                      -------------
Liabilities
Payable for investment securities purchased                                                               5,447,234
Accrued investment management services fee                                                                   27,582
Other accrued expenses                                                                                       59,058
                                                                                                             ------
Total liabilities                                                                                         5,533,874
                                                                                                          ---------
Net assets                                                                                           $2,047,455,891
                                                                                                     ==============
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AXP DIVERSIFIED EQUITY INCOME FUND



Statement of operations
Equity Income Portfolio

Six months ended March 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                             $  21,482,532
Interest                                                                                                  1,241,102
   Less foreign taxes withheld                                                                               (1,619)
                                                                                                             ------
Total income                                                                                             22,722,015
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                        4,804,853
Compensation of board members                                                                                 5,400
Custodian fees                                                                                               76,639
Audit fees                                                                                                   12,375
Other                                                                                                        15,901
                                                                                                             ------
Total expenses                                                                                            4,915,168
   Earnings credits on cash balances (Note 2)                                                                (4,040)
                                                                                                             ------
Total net expenses                                                                                        4,911,128
                                                                                                          ---------
Investment income (loss) -- net                                                                          17,810,887
                                                                                                         ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                       155,559,910
   Foreign currency transactions                                                                              2,203
                                                                                                              -----
Net realized gain (loss) on investments                                                                 155,562,113
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                  (193,879,152)
                                                                                                       ------------
Net gain (loss) on investments and foreign currencies                                                   (38,317,039)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                       $ (20,506,152)
                                                                                                      =============


Statements of changes in net assets
Equity Income Portfolio

                                                                              March 31, 2001         Sept. 30, 2000
                                                                             Six months ended          Year ended
                                                                               (Unaudited)
Operations
Investment income (loss) -- net                                                $   17,810,887        $   46,253,522
Net realized gain (loss) on investments                                           155,562,113           (40,616,112)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            (193,879,152)          140,059,960
                                                                                 ------------           -----------
Net increase (decrease) in net assets resulting from operations                   (20,506,152)          145,697,370
Net contributions (withdrawals) from partners                                    (132,518,268)         (585,396,414)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                          (153,024,420)         (439,699,044)
Net assets at beginning of period                                               2,200,480,311         2,640,179,355
                                                                                -------------         -------------
Net assets at end of period                                                    $2,047,455,891        $2,200,480,311
                                                                               ==============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 17


Notes to Financial Statements
Equity Income Portfolio

(Unaudited as to March 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Income Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
18 AXP DIVERSIFIED EQUITY INCOME FUND

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 19

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Diversified Equity Income Fund to the Lipper Equity Income Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $383,506 for the six months ended March 31, 2001.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2001, the Portfolio's custodian fees were reduced by $4,040 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,584,532,609 and $1,701,966,384, respectively, for the six months ended March 31, 2001. For the same period, the portfolio turnover rate was 76%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $10,311 for the six months ended March 31, 2001.

Income from securities lending amounted to $10,439 for the six months ended March 31, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
20 AXP DIVERSIFIED EQUITY INCOME FUND

Investments in Securities

Equity Income Portfolio
March 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.5%)
Issuer                                                Shares            Value(a)

Aerospace & defense (0.7%)
Goodrich (BF)                                        350,000         $13,429,500

Airlines (0.8%)
AMR                                                  445,000(b)       15,628,400

Automotive & related (5.2%)
Delphi Automotive Systems                          1,609,000          22,799,530
Eaton                                                175,700          12,035,450
Ford Motor                                         1,145,000          32,197,400
General Motors                                       513,000          26,599,050
Visteon                                              810,000          12,182,400
Total                                                                105,813,830

Banks and savings & loans (2.5%)
FleetBoston Financial                                745,000          28,123,750
Washington Mutual                                    410,000          22,447,500
Total                                                                 50,571,250

Beverages & tobacco (3.2%)
Diageo ADR                                           540,000(c)       21,843,000
Philip Morris                                        915,000          43,416,750
Total                                                                 65,259,750

Building materials & construction (0.6%)
Martin Marietta Materials                            270,000          11,529,000

Chemicals (0.9%)
Dow Chemical                                         570,000          17,994,900

Computer software & services (0.7%)
Computer Associates Intl                             530,000          14,416,000

Computers & office equipment (7.0%)
Compaq Computer                                    1,621,500          29,511,299
Computer Sciences                                    287,500(b)        9,300,625
Electronic Data Systems                              246,100          13,747,146
First Data                                           350,750          20,943,283
Hewlett-Packard                                      879,750          27,509,783
Intl Business Machines                               166,750          16,038,015
Pitney Bowes                                         450,000          15,637,500
Solectron                                            706,500(b)       13,430,565
Total                                                                146,118,216

Electronics (2.1%)
Axcelis Technologies                                 238,224(b)       $2,754,465
Natl Semiconductor                                   891,250(b)       23,840,938
Thomas & Betts                                       954,500          16,570,120
Total                                                                 43,165,523

Energy (5.4%)
BP Amoco ADR                                         405,000(c)       20,096,100
Chevron                                              425,000          37,315,000
Conoco Cl A                                        1,130,000          31,753,000
Kerr-McGee                                           340,000          22,066,000
Total                                                                111,230,100

Energy equipment & services (1.9%)
McDermott Intl                                     2,000,000          25,300,000
Pioneer Natural Resources                            852,200(b)       13,379,540
Total                                                                 38,679,540

Financial services (6.4%)
Citigroup                                            300,000          13,494,000
Lehman Brothers Holdings                           1,269,050          79,569,435
Morgan Stanley, Dean Witter, Discover & Co           695,400          37,203,900
Total                                                                130,267,335

Food (0.8%)
SUPERVALU                                          1,300,000          17,329,000

Furniture & appliances (0.9%)
Whirlpool                                            350,000          17,496,500

Health care (1.0%)
Watson Pharmaceuticals                               395,400(b)       20,798,040

Health care services (3.0%)
Aetna                                              1,035,000(b)       37,177,200
PacifiCare Health Systems                            950,000(b)       23,631,250
Total                                                                 60,808,450

Household products (1.2%)
Newell Rubbermaid                                    940,000          24,910,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 21

Issuer                                                Shares            Value(a)

Industrial equipment & services (5.2%)
Caterpillar                                          655,000         $29,068,900
Illinois Tool Works                                  385,000          21,883,400
Ingersoll-Rand                                       790,000          31,370,900
Parker-Hannifin                                      630,000          25,023,600
Total                                                                107,346,800

Insurance (12.5%)
Aon                                                  945,000          33,547,500
CIGNA                                                345,000          37,039,200
Jefferson-Pilot                                      310,000          21,045,900
Lincoln Natl                                         465,000          19,748,550
Loews                                              1,556,400          92,465,723
SAFECO                                             1,050,000          29,596,875
Torchmark                                            615,000          23,880,450
Total                                                                257,324,198

Leisure time & entertainment (1.0%)
Mattel                                             1,160,000          20,578,400

Media (2.9%)
Donnelley (RR) & Sons                                492,000          12,900,240
Gannett                                              220,000          13,138,400
Knight-Ridder                                        245,000          13,158,950
USA Networks                                         815,000(b)       19,509,063
Total                                                                 58,706,653

Metals (2.0%)
Alcoa                                              1,165,000          41,881,750

Miscellaneous (1.9%)
Fluor                                                600,000          26,700,000
Stilwell Financial                                   420,000          11,264,400
Total                                                                 37,964,400

Multi-industry conglomerates (6.1%)
Crane                                                795,000          20,709,750
Diebold                                              435,000          11,945,100
Dover                                                390,000          13,977,600
Eastman Kodak                                        520,000          20,742,800
Hanson ADR                                           865,000(c)       24,912,000
Textron                                              200,000          11,368,000
YORK Intl                                            770,000          21,313,600
Total                                                                124,968,850

Paper & packaging (1.4%)
Intl Paper                                           785,000          28,322,800

Real estate investment trust (4.1%)
Crescent Real Estate Equities                      1,140,000          25,878,000
Equity Residential Properties Trust                  353,800          18,408,214
JDN Realty                                         1,000,000          11,310,000
Vornado Realty Trust                                 775,000          27,768,250
Total                                                                 83,364,464

Retail (2.6%)
Albertson's                                        1,220,000          38,820,400
Charming Shoppes                                   2,824,400(b)       14,651,575
Total                                                                 53,471,975

Textiles & apparel (0.5%)
Kellwood                                             485,000          10,063,750

Transportation (1.1%)
Burlington Northern Santa Fe                         760,000          23,088,800

Utilities -- electric (0.6%)
Dominion Resources                                   175,000          11,282,250

Utilities -- telephone (8.3%)
AT&T                                               1,745,000          37,168,500
AT&T - Liberty Media Group Cl A                    1,080,000(b)       15,120,000
BellSouth                                            724,800          29,658,816
SBC Communications                                   709,700          31,673,911
Sprint (FON Group)                                   910,000          20,010,900
Verizon Communications                               770,000          37,961,000
Total                                                                171,593,127

Total common stocks
(Cost: $1,884,686,749)                                            $1,935,403,551

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP DIVERSIFIED EQUITY INCOME FUND

Preferred stocks (4.9%)
Issuer                                                Shares            Value(a)

CNF Trust I
     5.00% Cm Cv Series A                            500,000         $22,250,000
Cox Communications
     7.00% Cm Cv PRIDES                              300,000(e)       17,925,000
Ingersoll-Rand
     6.75% Cv PRIDES                               1,000,000(e)       20,900,000
Union Pacific Capital
     6.25% Cm Cv                                     270,500          13,254,500
     6.25% Cm Cv                                     541,000(d)       26,509,000

Total preferred stocks
(Cost: $104,320,951)                                                $100,838,500

Short-term securities (0.7%)
Issuer                       Annualized             Amount              Value(a)
                           yield on date          payable at
                            of purchase            maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
         06-08-01               4.87%             $1,100,000          $1,089,413
Federal Home Loan Mtge Corp Disc Nt
         05-08-01               4.96               1,800,000           1,790,386
Federal Natl Mtge Assn Disc Nts
         05-18-01               4.71               1,700,000           1,689,171
         05-25-01               4.70               5,000,000           4,962,566
         05-31-01               4.94               1,100,000           1,090,623
         06-07-01               4.92               1,200,000           1,188,615
         06-21-01               4.62               1,700,000           1,680,599

Total short-term securities
(Cost: $13,496,387)                                                  $13,491,373

Total investments in securities
(Cost: $2,002,504,087)(f)                                         $2,049,733,424

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 2001, the value of foreign securities represented 3.27% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(f) At March 31, 2001, the cost of securities for federal income tax purposes was approximately $2,002,504,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 148,861,000
     Unrealized depreciation                                       (101,632,000)
                                                                   ------------
     Net unrealized appreciation                                  $  47,229,000
                                                                   ------------

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 23

AXP Diversified Equity Income Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: INDZX    Class B: IDEBX
Class C: N/A      Class Y: IDQYX

                                                        PRSRT STD AUTO
                                                         U.S. POSTAGE
                                                             PAID
                                                           AMERICAN
                                                            EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6476 M (5/01)